Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 06-0383750-100 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Entity Tax Identification Number	06-0383750
EBP, Plan Number	100
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	$ 220,019
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	42,929
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	425,266
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment, Statement of Change in Net Asset Available for Benefit [Extensible Enumeration]	1,119,104
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	39,812
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	1,158,916
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	6,397
EBP, Change in Net Asset Available for Benefit, Increase	1,590,579
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	653,561
EBP, Investment Management Fees	6,881
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	271
EBP, Change in Net Asset Available for Benefit, Decrease	660,713
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	929,866
EBP, Net Asset Available for Benefit	8,164,695
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	$ 162,318